14. INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax And Social Contribution Tables
Income tax and social contribution income (expense)

The income tax and social contribution recognized in profit or loss for the year are as follows:

			Consolidated
	12/31/2017	12/31/2016	12/31/2015
Income tax and social contribution income (expense)
Current	(358,981)	(206,178)	(135,671)
Deferred	(50,128)	(60,368)	(2,767,545)
	(409,109)	(266,546)	(2,903,216)

Reconciliation of income tax and social contribution income (expense)

The reconciliation of consolidated income tax and social contribution expenses and income and the result from applying the effective rate to profit before income tax and social contribution are as follows:

			Consolidated
	12/31/2017	12/31/2016	12/31/2015
(Loss)/Profit before income tax and social contribution	520,338	(576,951)	1,685,341
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(176,915)	196,163	(573,016)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	42,431	22,072	394,492
Profit with differentiated rates or untaxed	37,605	(287,502)	798,603
Transfer pricing adjustment	(34,746)	(63,638)	(66,447)
Tax loss carryforwards without recognizing deferred taxes	(368,612)	(821,920)	(89,978)
Limit of Indebtedness	(39,378)	(35,391)	(54,091)
Unrecorded deferred taxes on temporary differences	541,655	643,990	(1,133,091)
(Losses)/Reversal for deferred income and social contribution tax credits	(403,080)	44,691	(2,949,003)
Refis Effect and early discharge program			(2,586)
Income tax and social contribution on foreign profit	(29,964)	(35,613)	72,376
Fair value gain of 59.76% interest held in Namisa			855,551
Goodwill amortization of Metalic	31,439	31,439
Tax incentives	14,358	22,673
Reversal of deferred tax in Namisa			(107,773)
Reversal of deferred tax in Prada			(46,681)
Other permanent deductions (additions)	7,537	16,490	(1,571)
Income tax and social contribution in profit for the period	(409,109)	(266,546)	(2,903,216)
	79%	-46%	172%

Deferred income tax and social contribution

	Consolidated
	Opening Balance	Movement			Opening balance	Movement			Closing Balance
	12/31/2015	Shareholders' Equity	Profit or loss	Others	12/31/2016	Shareholders ' Equity	Profit or loss	Others	12/31/2017

Deferred
Income tax losses	417,256		556,397	(2,853)	970,800		245,846	(79,412)	1,137,234
Social contribution tax losses	161,769		179,887	(1,027)	340,629		94,843	(28,588)	406,884
Temporary differences	(1,572,992)	71,769	(796,652)	9,700	(2,288,175)	26,778	(390,817)	(2,344)	(2,654,558)
- Provision for tax social security, labor, civil and environmental risks			7,615	3,398	256,936		12,963		269,899
- Provision for envieionmental liabilities	89,290		5,758		95,048		(8,197)		86,851
- Assets impairmant losses	87,152		6,756		93,908		(5,475)		88,433
- Inventory imparment losses	29,048		5,234	1,421	35,703		10,111		45,814
- (Gains )/ losses in financial instruments	(5,454)		3,154		(2,300)		1,388		(912)
- (Gains )/losses on available - for - sale financial assets	947,989	(242,060)			705,929	316,563			1,022,492
- Actuarial liability (pension and healthcare plan)	164,167	(15,387)	(14,202)		134,578	180,834	(41,065)	(1,289)	273,058
- Acrrued supplies and services	92,401		30,625	75	123,101		(55,385)		67,716
- Allowance for doubtful debts	38,614		1,751	1,643	42,008		5,208		47,216
- Goodwil on merger	9,211		(283)	(8,113)	815		(207)		608
- Unrealized ex change differences (1)	2,427,926		(838,275)		1,589,651	56,493	(134,992)		1,511,152
- (Gain) in control loss on Transnordestina	(224,096)		131,916		(92,180)				(92,180)
- Cash flow hedge accounting	516,831	(368,360)			148,471	(13,992)			134,479
- Aquisition Fair Value SWT/CBL	(299,574)	52,506	42,717	5,350	(199,001)	(21,143)	26,833		(193,311)
- Deferred taxes non computed	(1,673,904)	527,520	(175,915)	(2,138)	(1,324,437)	(566,173)	(3,255)	(115)	(1,893,980)
- (Losses) estimated/ reversals to deferred taxes credits	(3,173,048)	114,627	44,691		(3,013,730)	82,769	(123,056)		(3,054,017)
- Business Combination	(1,058,088)		(14,736)		(1,072,824)		32,288		(1,040,536)
- Others	212,620	2,923	(33,458)	8,064	190,149	(8,573)	(107,976)	(940)	72,660
Total	(993,967)	71,769	(60,368)	5,820	(976,746)	26,778	(50,128)	(110,344)	(1,110,440)

Total Deferred Assets	78,066				70,151				63,119
Total Deferred Liabilities	(1,072,033)				(1,046,897)				(1,173,559)
Total Deferred	(993,967)				(976,746)				(1,110,440)

Deferred tax assets on tax losses and temporary differences

The deferred tax assets on tax losses and temporary differences refers mainly to the following:

Nature	Description
Tax losses	In recent periods, the Company started to incur in tax losses, mostly because of high financial expenses, as substantially all our loans and financings are on this level.
Exchange difference expenses

Since 2012 the Company opted by the taxation on a cash basis. As the Company have operated without taxable profit, it would not make sense to use this deductibility year by year (accrual basis). As a result of the cash basis tax treatment, taxes are only due and expenses are only deductible at the time of debt settlement.

Losses on Usiminas shares

The losses on Usiminas shares are recognized on an accrual basis, but the taxable event will occur only at the time of divestment, expected to occur in the period projected to compensate the deferred taxes.

Other provisions

Various accounting provisions are recognized on an accrual basis, but their taxation occurs only at the time of its realization, such as provisions for contingencies, impairment losses, environmental liabilities, etc.

Income tax and social contribution recognized in shareholders' equity

The income tax and social contribution recognized directly in shareholders' equity are as follows:

	Consolidated
	12/31/2017	12/31/2016
Income tax and social contribution
Actuarial gains on defined benefit pension plan	171,473	30,234
Estimated losses for deferred income and social contribution tax credits - actuarial gains	(175,649)	(33,400)
Changes in the fair value on available-for-sale financial assets	(525,107)	(33,796)
Actuarial gains and assets available for sale by incorporation	525,107	33,796
Exchange differences on translating foreign operations	(369,017)	(425,510)
Cash flow hedge accounting	134,478	109,813
Estimated losses for deferred income and social contribution tax credits - cash flow hedge	(134,478)	(109,813)
	(373,193)	(428,676)